Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

All equity grants made to executive officers must be approved by the Compensation and Human Resources Committee. The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board of Director compensation. During 2025, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one day after the filing of any Company’s periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board of Director compensation. During 2025, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one day after the filing of any Company’s periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board of Director compensation.
MNPI Disclosure Timed for Compensation Value	false